Net Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Revenues (Details) [Line Items]
Deferred revenue (in Dollars)	$ 1,200		$ 1,200		$ 2,100
Recognition revenue (in Dollars)			$ 1,300	$ 700	$ 1,649	$ 2,131
Customer Concentration Risk [Member] | Customer One [Member] | Revenue from Contract with Customer, Segment Benchmark [Member]
Net Revenues (Details) [Line Items]
Concentration risk percentage	13.00%	15.00%	13.00%	19.00%	18.00%	13.00%	23.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue from Contract with Customer, Segment Benchmark [Member]
Net Revenues (Details) [Line Items]
Concentration risk percentage	10.00%	14.00%	10.00%	13.00%	13.00%	13.00%	12.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue from Contract with Customer, Segment Benchmark [Member]
Net Revenues (Details) [Line Items]
Concentration risk percentage	10.00%	12.00%		12.00%	12.00%	12.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue from Contract with Customer, Segment Benchmark [Member]
Net Revenues (Details) [Line Items]
Concentration risk percentage						11.00%